PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 97.5%
Asset-Backed Securities 19.8%
Collateralized Loan Obligations
AGL CLO Ltd. (Cayman Islands), Series 2021-14A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.824%(c)	12/02/34		250	$248,903
Allegro CLO Ltd. (Cayman Islands), Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.827(c)	07/20/32		250	248,834
Barings Euro CLO DAC (Ireland), Series 2019-01A, Class AR, 144A, 3 Month EURIBOR + 0.960% (Cap N/A, Floor 0.960%)	4.925(c)	04/15/36	EUR	250	263,894
Barrow Hanley CLO Ltd. (Cayman Islands), Series 2023-02A, Class A1, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	7.389(c)	10/20/35		250	250,629
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2015-06BR, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.867(c)	07/20/34		250	247,943
BlueMountain Fuji Eur CLO DAC (Ireland), Series 05A, Class B, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	5.515(c)	01/15/33	EUR	250	261,926
Broad River BSL Funding CLO Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.847(c)	07/20/34		250	249,250
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.677(c)	04/20/31		227	227,108
Greywolf CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	6.856(c)	10/20/31		250	249,306
LCM Ltd. (Cayman Islands), Series 34A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.847(c)	10/20/34		250	248,631
Madison Park Funding Ltd. (Cayman Islands), Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	6.784(c)	07/17/34		290	288,650
Mountain View CLO Ltd. (Cayman Islands), Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	8.430(c)	09/14/36		250	249,232
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class AR, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)	6.695(c)	04/15/34		250	249,154

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Oaktree CLO Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.805%(c)	07/15/34	250	$247,731
OZLM Ltd. (Cayman Islands), Series 2014-09A, Class A1A3, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.777(c)	10/20/31	250	248,760
PPM CLO Ltd. (Cayman Islands), Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.857(c)	10/18/34	250	248,097
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.707(c)	04/20/31	234	233,252
Signal Peak CLO Ltd. (Cayman Islands), Series 2020-08A, Class A, 144A, 3 Month SOFR + 1.532% (Cap N/A, Floor 1.270%)	6.947(c)	04/20/33	250	249,344
Sound Point CLO Ltd. (Cayman Islands), Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.757(c)	01/20/32	250	248,020
Trinitas CLO Ltd. (Cayman Islands), Series 2022-20A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.946(c)	07/20/35	250	247,469
Venture CLO Ltd. (Cayman Islands), Series 2019-36A, Class A1AR, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)	6.807(c)	04/20/32	250	247,926

Total Asset-Backed Securities (cost $5,237,532)				5,254,059
Commercial Mortgage-Backed Securities 14.5%
BANK, Series 2023-BNK46, Class A21	6.950(cc)	08/15/56	200	204,925
Barclays Commercial Mortgage Securities Trust, Series 2023-5C23, Class A3	6.675(cc)	12/15/56	200	207,614
Benchmark Mortgage Trust,
Series 2019-B15, Class A4	2.673	12/15/72	300	249,300
Series 2022-B33, Class A1	2.306	03/15/55	388	364,404
BMO Mortgage Trust,
Series 2023-5C01, Class A3	6.534(cc)	08/15/56	150	154,004
Series 2023-C06, Class A2	6.869(cc)	09/15/56	200	204,557
Series 2023-C06, Class XB, IO	0.348(cc)	09/15/56	6,200	97,335

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

CENT Trust, Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)	7.943%(c)	09/15/28	50	$50,250
CGMS Commercial Mortgage Trust, Series 2017-B01, Class A3	3.197	08/15/50	194	177,259
Commercial Mortgage Trust,
Series 2015-DC01, Class A5	3.350	02/10/48	250	240,659
Series 2016-COR01, Class A4	3.091	10/10/49	250	228,116
GS Mortgage Securities Trust,
Series 2014-GC22, Class A4	3.587	06/10/47	220	216,778
Series 2019-GC40, Class A2	2.971	07/10/52	250	245,029

JPMCC Commercial Mortgage Securities Trust, Series 2019-COR04, Class A5	4.029	03/10/52	250	223,871
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4	3.249	02/15/48	300	289,608
Morgan Stanley Capital I Trust, Series 2015-UBS08, Class A4	3.809	12/15/48	250	238,013
UBS Commercial Mortgage Trust, Series 2017-C04, Class A3	3.301	10/15/50	273	250,867
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A1	1.341	06/15/53	202	199,730

Total Commercial Mortgage-Backed Securities (cost $3,828,477)				3,842,319
Corporate Bonds 32.8%
Aerospace & Defense 0.9%
Boeing Co. (The), Sr. Unsec’d. Notes	2.196	02/04/26	150	140,168
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875	04/15/27	109	109,000
				249,168
Agriculture 0.4%
BAT Capital Corp. (United Kingdom), Gtd. Notes	2.259	03/25/28	115	100,588

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines 0.3%
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.750%	10/20/28	75	$72,039
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.375	04/15/26	25	23,767
				95,806
Apparel 0.1%
Hanesbrands, Inc., Gtd. Notes, 144A	4.875	05/15/26	25	23,537
Auto Manufacturers 1.7%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	6.800	05/12/28	200	203,589
General Motors Financial Co., Inc., Sr. Unsec’d. Notes	1.250	01/08/26	180	163,993
Hyundai Capital America, Sr. Unsec’d. Notes, 144A	5.950	09/21/26	80	80,386
				447,968
Auto Parts & Equipment 0.1%
Dana, Inc., Sr. Unsec’d. Notes	5.625	06/15/28	25	23,810
Banks 9.3%
Bank of America Corp., Sr. Unsec’d. Notes	5.202(ff)	04/25/29	315	310,132
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	5.829(ff)	05/09/27	200	198,598
Citigroup, Inc., Sub. Notes	4.450	09/29/27	195	186,724
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	7.146(ff)	07/13/27	150	153,005
Fifth Third Bancorp, Sr. Unsec’d. Notes	6.339(ff)	07/27/29	20	20,214
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	140	124,787
Sr. Unsec’d. Notes	5.798(ff)	08/10/26	180	180,214

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Huntington Bancshares, Inc., Sr. Unsec’d. Notes	6.208%(ff)	08/21/29	10	$10,003
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.299(ff)	07/24/29	500	498,546
KeyCorp, Sr. Unsec’d. Notes, MTN	2.550	10/01/29	20	16,080
Morgan Stanley, Sr. Unsec’d. Notes	5.449(ff)	07/20/29	300	298,650
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.812(ff)	06/12/26	85	84,938
Sr. Unsec’d. Notes	6.615(ff)	10/20/27	20	20,464

Truist Financial Corp., Sr. Unsec’d. Notes, MTN	6.047(ff)	06/08/27	125	125,154
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	5.574(ff)	07/25/29	250	249,762
				2,477,271
Building Materials 0.2%
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27	25	23,064
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.750	01/15/28	25	23,503
				46,567
Commercial Services 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	25	24,305
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	50	46,006

Brink’s Co. (The), Gtd. Notes, 144A	4.625	10/15/27	25	23,490
				93,801
Computers 0.3%
Leidos, Inc., Gtd. Notes	3.625	05/15/25	80	77,506

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Distribution/Wholesale 0.2%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875%	12/15/28	50	$44,307
Diversified Financial Services 0.9%
American Express Co., Sr. Unsec’d. Notes	6.338(ff)	10/30/26	65	65,914
Capital One Financial Corp., Sr. Unsec’d. Notes	7.149(ff)	10/29/27	40	40,715
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	5.875	07/21/28	85	84,676
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	6.000	01/15/27	25	24,336
OneMain Finance Corp., Gtd. Notes	3.875	09/15/28	25	21,473
				237,114
Electric 2.3%
American Electric Power Co., Inc., Jr. Sub. Notes	5.699	08/15/25	75	75,071
Calpine Corp., Sr. Unsec’d. Notes, 144A	4.625	02/01/29	50	45,332
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.749	09/01/25	130	130,082
NRG Energy, Inc., Gtd. Notes	5.750	01/15/28	50	48,828
Pennsylvania Electric Co., Sr. Unsec’d. Notes, 144A	5.150	03/30/26	60	59,352
Southern California Edison Co., First Mortgage	4.900	06/01/26	125	124,026
Vistra Corp., Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	50	48,854
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	25	22,610
Gtd. Notes, 144A	5.000	07/31/27	50	47,629
				601,784

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Engineering & Construction 1.0%
Jacobs Engineering Group, Inc., Gtd. Notes	6.350%	08/18/28		65	$66,272
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26		200	190,278
					256,550
Entertainment 0.9%
Caesars Entertainment, Inc., Sr. Unsec’d. Notes, 144A	4.625	10/15/29		75	65,891
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27		25	23,799
Warnermedia Holdings, Inc., Gtd. Notes	3.755	03/15/27		160	150,961
					240,651
Foods 0.7%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	6.500	02/15/28		25	25,099
B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25		7	6,881
Gtd. Notes	5.250	09/15/27		25	21,770

Bellis Finco PLC (United Kingdom), Gtd. Notes	4.000	02/16/27	GBP	100	106,275
Chobani LLC/Chobani Finance Corp., Inc., Gtd. Notes, 144A	7.500	04/15/25		25	24,912
					184,937
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.875	08/20/26		25	24,351

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services 0.2%
Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	4.375%	02/15/27	50	$43,779
Tenet Healthcare Corp., Gtd. Notes	6.125	10/01/28	25	24,227
				68,006
Home Builders 0.6%
Beazer Homes USA, Inc., Gtd. Notes	7.250	10/15/29	25	24,179
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	7.000	12/15/25	50	47,750
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	25	23,748
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	12/15/27	25	23,375
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875	06/15/27	25	24,589
Tri Pointe Homes, Inc., Gtd. Notes	5.250	06/01/27	25	24,059
				167,700
Leisure Time 0.3%
NCL Corp. Ltd., Gtd. Notes, 144A	5.875	03/15/26	50	47,375
Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27	25	23,563
				70,938
Lodging 0.7%
Hyatt Hotels Corp., Sr. Unsec’d. Notes	5.750	01/30/27	75	75,938
Marriott International, Inc., Sr. Unsec’d. Notes	5.450	09/15/26	30	30,188
MGM Resorts International, Gtd. Notes	6.750	05/01/25	75	75,267
				181,393

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Diversified 0.2%
Nordson Corp., Sr. Unsec’d. Notes	5.600%	09/15/28	10	$10,219
Otis Worldwide Corp., Sr. Unsec’d. Notes	5.250	08/16/28	35	35,174
				45,393
Media 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.125	05/01/27	50	47,577
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.350	09/15/26	80	75,743
DISH DBS Corp., Gtd. Notes	7.750	07/01/26	25	14,901
DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	25	24,825
Gray Television, Inc., Gtd. Notes, 144A	5.875	07/15/26	25	23,605
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.625	06/01/27	50	49,276
				235,927
Mining 0.1%
Novelis Corp., Gtd. Notes, 144A	3.250	11/15/26	25	22,954
Oil & Gas 2.5%
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A	5.600	06/13/28	150	149,913
BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.375(ff)	06/22/25(oo)	75	72,187
Chesapeake Energy Corp., Gtd. Notes, 144A	5.500	02/01/26	25	24,603
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	25	24,528
Energian Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.875	03/30/26	30	27,408
Sr. Sec’d. Notes, 144A	5.375	03/30/28	26	22,596

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

MEG Energy Corp. (Canada), Gtd. Notes, 144A	5.875%	02/01/29		25	$23,875
Ovintiv, Inc., Gtd. Notes	5.650	05/15/28		90	89,777
Parkland Corp. (Canada), Gtd. Notes, 144A	5.875	07/15/27		50	48,900
Petroleos Mexicanos (Mexico),
Gtd. Notes	3.625	11/24/25	EUR	100	99,326
Gtd. Notes, EMTN	4.875	02/21/28	EUR	100	89,801
					672,914
Packaging & Containers 0.4%
Berry Global, Inc., Sr. Sec’d. Notes, 144A	5.500	04/15/28		60	59,125
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28		25	22,759
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28		25	24,718
					106,602
Pipelines 3.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.750	01/15/28		50	48,427
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	5.927	08/15/30		15	15,068
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		70	62,050
Sr. Unsec’d. Notes	6.100	12/01/28		40	40,958

MPLX LP, Sr. Unsec’d. Notes	1.750	03/01/26		160	147,517
ONEOK, Inc.,
Gtd. Notes	4.550	07/15/28		100	96,130
Gtd. Notes	5.650	11/01/28		35	35,258

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	7.500	10/01/25		25	25,199

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Targa Resources Corp., Gtd. Notes	5.200%	07/01/27		125	$124,133
Western Midstream Operating LP, Sr. Unsec’d. Notes	4.650	07/01/26		130	126,429
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.400	03/02/26		70	69,974
					791,143
Real Estate Investment Trusts (REITs) 2.2%
American Tower Corp., Sr. Unsec’d. Notes	3.600	01/15/28		70	65,138
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.900	03/15/27		95	89,056
Crown Castle, Inc., Sr. Unsec’d. Notes	4.800	09/01/28		90	87,029
Diversified Healthcare Trust, Gtd. Notes	9.750	06/15/25		25	24,807
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.250	06/01/25		65	63,913
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25		25	25,151
Public Storage Operating Co., Gtd. Notes	5.125	01/15/29		65	65,491
Realty Income Corp., Sr. Unsec’d. Notes	4.700	12/15/28		75	73,084
Starwood Property Trust, Inc., Sr. Unsec’d. Notes, 144A	3.625	07/15/26		25	23,152
Sun Communities Operating LP, Gtd. Notes	2.300	11/01/28		75	63,917
					580,738
Retail 0.7%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	3.875	01/15/28		25	23,012
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	100	111,604

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625%	12/01/25		25	$24,616
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		25	24,866
					184,098
Software 0.2%
Fiserv, Inc., Sr. Unsec’d. Notes	5.375	08/21/28		60	60,484
Telecommunications 0.8%
T-Mobile USA, Inc., Gtd. Notes	3.750	04/15/27		115	109,696
Vmed O2 UK Financing I PLC (United Kingdom), Sr. Sec’d. Notes	4.000	01/31/29	GBP	100	107,259
					216,955
Trucking & Leasing 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.750	05/24/26		75	74,697

Total Corporate Bonds (cost $8,721,434)					8,705,658
Residential Mortgage-Backed Securities 1.9%
Connecticut Avenue Securities Trust,
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.428(c)	03/25/42		100	102,889
Series 2022-R07, Class 1B1, 144A, 30 Day Average SOFR + 6.800% (Cap N/A, Floor 0.000%)	12.129(c)	06/25/42		100	110,788
Series 2023-R01, Class 1M1, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.729(c)	12/25/42		87	88,331

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

FHLMC Structured Agency Credit Risk Debt Notes, Series 2021-DNA02, Class M2, 144A, 30 Day Average SOFR + 2.300% (Cap N/A, Floor 0.000%)	7.628%(c)	08/25/33		89	$89,914
FHLMC Structured Agency Credit Risk REMIC Trust, Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.728(c)	02/25/42		100	100,816

Total Residential Mortgage-Backed Securities (cost $489,855)					492,738
Sovereign Bonds 0.8%
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A, MTN	5.000	09/27/26	EUR	100	109,735
Serbia International Bond (Serbia), Sr. Unsec’d. Notes	3.125	05/15/27	EUR	100	100,414

Total Sovereign Bonds (cost $216,434)					210,149
U.S. Government Agency Obligations 9.7%
Federal Home Loan Mortgage Corp.	3.000	07/01/46		87	76,465
Federal Home Loan Mortgage Corp.	3.000	02/01/52		109	92,514
Federal Home Loan Mortgage Corp.	3.500	10/01/45		224	203,337
Federal Home Loan Mortgage Corp.	3.500	09/01/46		491	446,350
Federal Home Loan Mortgage Corp.	5.500	12/01/52		74	72,950
Federal National Mortgage Assoc.	2.000	11/01/50		189	148,329
Federal National Mortgage Assoc.	2.500	09/01/50		185	150,957
Federal National Mortgage Assoc.	2.500	06/01/51		202	163,372
Federal National Mortgage Assoc.	3.000	10/01/44		264	232,966
Federal National Mortgage Assoc.	4.000	06/01/52		270	245,048
Federal National Mortgage Assoc.	5.500	TBA		250	246,365
Federal National Mortgage Assoc.	6.000	TBA		500	501,251

Total U.S. Government Agency Obligations (cost $2,547,684)					2,579,904
U.S. Treasury Obligations 18.0%
U.S. Treasury Notes	1.250	12/31/26		720	655,200
U.S. Treasury Notes	4.125	01/31/25		2,155	2,131,009

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes	4.625%	06/30/25	2,010	$2,002,305

Total U.S. Treasury Obligations (cost $4,788,163)				4,788,514

Total Long-Term Investments (cost $25,829,579)				25,873,341

	Shares
Short-Term Investment 4.3%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $1,142,228)(wb)	1,142,228	1,142,228

TOTAL INVESTMENTS 101.8% (cost $26,971,807)		27,015,569
Liabilities in excess of other assets(z) (1.8)%		(467,008)

Net Assets 100.0%		$26,548,561

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
IO—Interest Only (Principal amount represents notional)
LP—Limited Partnership
MTN—Medium Term Note
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
TBA—To Be Announced

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at November 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	3 Month SOFR	Dec. 2023	$473,238	$123
18	3 Month SOFR	Mar. 2024	4,258,012	216
2	3 Month SOFR	Jun. 2024	474,100	844
2	3 Month SOFR	Sep. 2024	475,650	1,476
73	2 Year U.S. Treasury Notes	Mar. 2024	14,925,648	46,056
1	30 Year U.S. Ultra Treasury Bonds	Mar. 2024	123,000	1,038
				49,753
Short Positions:
3	5 Year Euro-Bobl	Dec. 2023	383,696	(484)
52	5 Year U.S. Treasury Notes	Mar. 2024	5,556,281	(34,496)
1	10 Year U.K. Gilt	Mar. 2024	122,054	728
3	10 Year U.S. Treasury Notes	Mar. 2024	329,391	131
5	10 Year U.S. Ultra Treasury Notes	Mar. 2024	567,578	(4,382)
3	20 Year U.S. Treasury Bonds	Mar. 2024	349,313	(3,840)
1	Euro Schatz Index	Dec. 2023	114,712	106
				(42,237)
				$7,516

Forward foreign currency exchange contracts outstanding at November 30, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/04/23	HSBC	GBP	159	$200,001	$200,614	$613	$—
Euro,
Expiring 12/04/23	BARC	EUR	91	97,287	99,149	1,862	—
Expiring 12/04/23	JPM	EUR	1,018	1,112,673	1,108,271	—	(4,402)
				$1,409,961	$1,408,034	2,475	(4,402)

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Forward foreign currency exchange contracts outstanding at November 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/04/23	MSI	GBP	159	$192,714	$200,614	$—	$(7,900)
Expiring 01/12/24	HSBC	GBP	159	200,071	200,684	—	(613)
Euro,
Expiring 12/04/23	BARC	EUR	78	85,132	85,329	—	(197)
Expiring 12/04/23	BNYM	EUR	1,031	1,091,223	1,122,092	—	(30,869)
Expiring 01/12/24	JPM	EUR	1,018	1,114,736	1,110,308	4,428	—
				$2,683,876	$2,719,027	4,428	(39,579)
						$6,903	$(43,981)
Credit default swap agreement outstanding at November 30, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2023(4)	Value at Trade Date	Value at November 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.41.V2	12/20/28	5.000%(Q)	663	4.029%	$15,749	$32,385	$16,636
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at November 30, 2023:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
4,305	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.330%	$—	$2,649	$2,649
2,220	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.330%	—	(1,315)	(1,315)
180	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.330%	31	(1,740)	(1,771)
				$31	$(406)	$(437)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).